Rule 497 (e)

333-198590

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

SUPPLEMENT DATED NOVEMBER 9, 2015

TO PROSPECTUS DATED MAY 1, 2015

Appendix A has been updated to include the addition of the following Investment Options:

Fund Name	Objective
BTS Tactical Fixed Income	Total return.
Goldman Sachs Strategic Income	Total return comprised of income and capital appreciation.
John Hancock Emerging Markets Value	Long term capital appreciation.
JP Morgan Income Builder	Capital appreciation.
JP Morgan Global Allocation	Long term total return.

The following Investment Options have been removed from Appendix A:

Direxion Dynamic VP HY Bond

Direxion Managed Futures Strategy

Neuberger Berman AMT Small-Cap Growth

JNF Dynasty Liquid Alternatives

The following Investment Option has been added to the .10% Low Cost Fund Platform Fee table on page 20:

John Hancock Emerging Markets Value

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS.  READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-11-09-2015